Material Contracts	12 Months Ended
Dec. 31, 2023
Material Contracts [Abstract]
MATERIAL CONTRACTS

NOTE 8 – MATERIAL CONTRACTS

On November 27, 2014, the Company signed a License Agreement and a Manufacturing and Supply Agreement  for the monoclonal antibody development license and supply agreement and related manufacturing with Reliance Life Sciences (RLS), the life science arm of Reliance Industries Pvt Ltd, the largest private company in India. The contract expires on November 27, 2024 with a 10-year renewal option. The License Agreement entitles the Company to pay $100,000 per product for a total of three products with milestone payments for meeting certain criteria. In addition, the Company will pay a quarterly royalty payment of 5% on net sales of finished products. The Manufacturing and Supply Agreement contains an estimated acquisition price of active pharmaceutical ingredients (API ) of $350,000 per Kg for each product developed. As of December 31, 2023, the Company has not generated any activity under the agreement.

On October 1, 2020, the Company entered into a three-year Management Consulting Services Agreement with an individual to provide various services including raising funds for the Company. The contact terminates on December 31, 2023. The consultant is compensated with 3% of the net proceeds of the any contractual relationship and equity compensation of up to 3% of the value of the business development contract with restricted share of the Company’s common stock. As of December 31, 2023, the Company has not generated any activity under the agreement.

On November 19, 2021, the Company sign a consulting agreement with an individual to raise capital for new medical products and commercialize such products for a 5% commission fee. As of December 31, 2023, the Company has not generated any activity under the agreement.

On January 24, 2022, the Company signed an exclusive, world-wide License Agreement with the University of Barcelona for a cell and/or gene therapy that has shown compelling activity in animal models of human Alzheimer’s disease and amyotrophic lateral sclerosis (“ALS” or “Lou Gehrig’s disease”). The gene therapy will also be applied to age-related diseases and rare (“Orphan”) diseases. Beginning on December 15, 2022, the Quarterly license fee is 10,000 Euros. In addition, the Company will pay a Royalty equal to 3% of net sales of finished products. For the years ended December 31, 2023 and 2022, the Company owes $-0- under the agreement.

On April 5, 2022, the Company entered into a Business Development and Consulting Agreement with an individual to serve as the Company’s chief business officer. Beginning on May 1, 2022, the consultant is compensated with $10,000 a month for the three months ended July 31, 2022 and $15,000 thereafter. The consultant works approximately 80 hours a month. In addition to cash considerations, the consultant was compensated with 1,000,000 shares of the Company’s common stock valued at $1,400 or $0.0014 per share. As of December 31, 2023, the shares have not been issued to the consultant. The Contract was terminated on August 15, 2022 with no amount due to the consultant.

On October 19, 2022, the Company sign a M&A/Capital Markets Advisory Agreement with a firm to advise and assist the Company in negotiating the terms and conditions with respect to a potential sale, purchase, merger, joint venture, business combination, material change of control, or similar transaction involving the Company and a strategic acquirer and/or private or publicly listed entity or business, including a Special Purpose Acquisition Company (SPAC), and with respect to any offerings of any equity, equity-linked or debt securities of the Company or any other party to a financing transaction and perform such other financial advisory services to the Company. The Company will compensate the firm with an M&A fee, a financing fee and expenses.

Upon consummation of a transaction, the Company will pay the firm an M&A fee consisting of an aggregate of a sum equal to the greater of $2,500,000 or the sum of the following amounts:

●	four percent (4.0%) of the first $100 MM of Aggregate Value;

●	three percent (3.0%) of any amount of the Aggregate Value between $100 MM and $200 MM;

●	two percent (2.0%) of any amount of the Aggregate Value between $200 MM and $300MM;

●	one percent (1.0%) of any amount of the Aggregate Value exceeding $300 MM

In addition, the Company will pay the firm a financing fee of seven percent (7%) of the aggregate amount of proceeds received from investors in the financing of any equity or equity-linked securities and three percent (3%) of the aggregate amount of proceeds received from the Financing of any non-equity-linked debt securities and credit facilities. As of December 31, 2023, the Company owes $-0- under the agreement.

On February 1, 2023, the Company entered into a Consulting Agreement with an individual to advise the Company in the general field of melanocortins, melanocortin receptors and melanocortin receptor-binding molecules. The consultant will be compensated with $2,500 for 12 months ending on February January 31, 2024. The Consultant was paid $10,000 upfront for the first four months and $2,500 during March 2023 for an aggregate of $12,500. The Contract was terminated during March 2023 and with no amount due to or due from the Consultant.